Segments and Related Information	12 Months Ended
Dec. 31, 2013
Segments and Related Information
Segments and Related Information

Note 26—Segments and Related Information

Since the date of the Company’s IPO, the Company has continued its development of internal management reporting. Such development has resulted in changes in the information that is used by the Company’s chief operating decision maker. Accordingly, during the quarter ended March 31, 2014, management re-evaluated this new information in relation to its definition of its operating segments.

As a result of the new reporting used by the chief operating decision maker, management has concluded that its mortgage banking operations should be disclosed as two segments: loan production and loan servicing. Accordingly, the following segment disclosure includes three segments: loan production, loan servicing and investment management.

The loan production segment performs origination, acquisition and sale activities. The loan servicing segment performs servicing of newly originated mortgage loans and servicing of mortgage loans sourced and managed by the investment management segment, including executing the loan resolution strategy identified by the investment management segment relating to distressed mortgage loans. The investment management segment represents the activities of the Company’s investment manager, which include sourcing, performing diligence, bidding and closing investment asset acquisitions, managing correspondent lending activities for PMT and managing the acquired assets for the Advised Entities.

Development of the Company’s internal management reporting has resulted in refinements to the way PFSI allocates costs among its business activities. As a result the expenses the Company allocated to its investment management segment for the year ended December 31, 2013, increased by $9.4 million from $9.7 million as previously reported to $19.1 million, and the allocation to the investment management segment of certain other income decreased by $1.1 million, reducing pre-tax net income attributable to its investment management segment from $46.6 million as previously reported to $36.1 million and increased the net income attributable to its mortgage banking operations from $135.5 million as previously reported to $146.1 million for the year ended December 31, 2013.

Financial highlights by segment are as follows:

	Year ended December 31, 2013
	Mortgage banking
	Loan production	Loan servicing	Total	Investment management	Total
	(in thousands)
Revenues:
Net gains on mortgage loans held for sale at fair value	$138,013	$—	$138,013	$—	$138,013
Loan origination fees	23,575	—	23,575	—	23,575
Fulfillment fees from PennyMac Mortgage Investment Trust	79,712	—	79,712	—	79,712
Net servicing fees		90,010	90,010	—	90,010
Management fees	—	—	—	40,330	40,330
Carried Interest from Investment Funds	—	—	—	13,419	13,419
Net interest (expense) income:
Interest income	15,610	—	15,610	22	15,632
Interest expense	(11,103)	(5,570)	(16,673)	—	(16,673)
	4,507	(5,570)	(1,063)	22	(1,041)
Other	912	244	1,156	1,385	2,541
	246,719	84,684	331,403	55,156	386,559
Expenses	120,699	64,636	185,335	19,098	204,433
Income before provision for income taxes	$126,020	$20,048	146,068	$36,058	$182,126
Segment assets at year end	$607,989	$795,320	$1,403,309	$117,341	$1,520,650

Segment total assets do not sum to consolidated total assets as segment assets exclude parent company assets consisting of cash in the amount of $707,000 and deferred tax asset in the amount of $63.1 million. The Company did not have in place the reporting structure that enabled it to report on its three segments before 2013 and is therefore unable to retrospectively adjust its 2012 and 2011 segment information to conform with the 2013 presentation.

	Year ended December 31, 2012
	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
Net gains on mortgage loans held for sale at fair value	$118,170	$—	$118,170
Loan origination fees	9,634	—	9,634
Fulfillment fees from PennyMac Mortgage Investment Trust	62,906	—	62,906
Net servicing fees	40,105	—	40,105
Management fees	—	21,799	21,799
Carried Interest from Investment Funds	—	10,473	10,473
Net interest (expense) income:
Interest income	6,349	5	6,354
Interest expense	(7,879)	—	(7,879)
	(1,530)	5	(1,525)
Other	2	3,522	3,524
	229,287	35,799	265,086
Expenses:	136,109	10,654	146,763
Income before provision for income taxes	$93,178	$25,145	$118,323
Segment assets at year end	$761,949	$70,214	$832,163

	Year ended December 31, 2011
	Mortgage banking	Investment management	Total
	(in thousands)
Revenues:
Net gains on mortgage loans held for sale at fair value	$13,029	$—	$13,029
Loan origination fees	669	—	669
Fulfillment fees from PennyMac Mortgage Investment Trust	1,747	—	1,747
Net servicing fees	28,667	—	28,667
Management fees	—	16,683	16,683
Carried Interest from Investment Funds	—	12,596	12,596
Net interest (expense) income:
Interest income	1,528	4	1,532
Interest expense	(1,875)	—	(1,875)
	(347)	4	(343)
Other	—	1,736	1,736
	43,765	31,019	74,784
Expenses:	47,904	12,181	60,085
Income before provision for income taxes	$(4,139)	$18,838	$14,699
Segment assets at year end	$241,716	$47,565	$289,281